Issued share capital, share premium account and share options - Share capital (Details) € / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Oct. 27, 2015	Oct. 31, 2015 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 EUR (€) € / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 EUR (€) € / shares shares	Mar. 31, 2016 USD ($) item shares	Mar. 31, 2016 EUR (€) item € / shares shares	Sep. 30, 2015 € / shares shares	Mar. 31, 2015 shares
Disclosure of classes of share capital [line items]
Amount returned to shareholders			$ 829.1	€ 829,100,000	$ 1,017.9	€ 1,017,900,000	$ 1,104.0	€ 1,104,000,000
Conversion ratio	0.975						0.975	0.975
Number of new class shares authorised | item							2	2
Cancellation of shares			46,700,000	46,700,000	72,800,000	72,800,000	53,500,000	53,500,000
Ordinary shares
Disclosure of classes of share capital [line items]
Issue of ordinary equity shares		1,319,320,802				1,171,142,985		1,217,870,999	1,353,149,541	1,290,739,865
Decrease in shares arising from consolidation		33,828,739
Par value | € / shares									€ 0.00635
New issue			0	0	0	0	300,000	300,000
Class B share
Disclosure of classes of share capital [line items]
Amount returned to shareholders | €				€ 398,000,000		€ 398,000,000		€ 398,000,000
Issue of ordinary equity shares								0
Par value | € / shares				€ 0.00050		€ 0.00050		€ 0.00050
Deferred share
Disclosure of classes of share capital [line items]
Issue of ordinary equity shares								0	663,060,175
Par value | € / shares				€ 0.00050		€ 0.00050		€ 0.00050